Investments - Short-term Investments - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	$ 364,728	¥ 2,362,632	¥ 1,992,818	¥ 1,308,542
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	$ 339,200	¥ 2,200,000	¥ 1,810,000	¥ 1,070,000